Condensed financial information of registrant	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of registrant
Schedule II
Condensed financial information of registrant
Statement of financial position of Aegon Ltd.
As at December 31

Before profit appropriation, amounts in EUR million	2023	2022 1)	January 1, 2022 1)

Non-current assets

Financial fixed assets

Shares in group companies	8,536	10,338	13.247

Loans to group companies	780	1,435	1,829

Other non-current assets	-	109	138

	9,316	11,882	15,214

Current assets

Receivables

Receivables from group companies	138	31	35

Other receivables	77	236	181

Other current assets	48	123	90

Accrued interest and rent	18	9	6

	281	398	312

Cash and cash equivalents

Cash and cash equivalents	2,304	1,619	1,204

Total assets	11,900	13,899	16,729

Shareholders’ equity

Share capital	265	319	321

Paid-in surplus	6,853	6,853	7,033

Revaluation account	(3,760)	(4,551)	(2,568)

Legal reserves – foreign currency translation reserve	474	736	258

Legal reserves in respect of group companies	1,134	2,821	2,316

Retained earnings, including treasury shares	3,693	4,771	3,877

Remeasurement of defined benefit plans of group companies	(1,006)	(1,565)	(2,199)

Net result	(179)	(569)	1,980

	7,475	8,815	11,018

Other equity instruments	1,951	1,943	2,363

Total equity	9,426	10,758	13,381

Provisions

D eferred tax l iability	3	-	-

	3	-	-

Non-current liabilities

Subordinated borrowings	1,418	1,442	1,396

Long-term borrowings	745	1,226	1,266

	2,163	2,669	2,662

Current liabilities

Loans from group companies	4	13	7

Payables to group companies	73	147	422

Other current liabilities	202	282	227

Accruals and deferred income	30	31	31

	309	472	686
Total liabilities	2,475	3,141	3,349

Total equity and liabilities	11,900	13,899	16,729

1	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.
Condensed income statement of Aegon Ltd.
For the year ended December 31

Amounts in EUR million	2023	2022 1)

Net result group companies	(65)	(411)

Other income / (loss)	(114)	(158)

Net result	(179)	(569)

1	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.
Condensed cash flow statement of Aegon Ltd.
For the year ended December 31

Amounts in EUR millions	2023	2022 1)

Result before tax	(133)	(204)

Adjustments	(264)	(138)

Net cash flows from operating activities	(397)	(342)

Dividends and capital repayments of subsidiaries, associates and joint ventures	2,567	1,530

Net cash flows from investing activities	2,567	1,530

Purchase of treasury shares	(1,072)	(597)

Issuance and repurchase of borrowings	145	469

Repayment of perpetuals	-	(429)

Dividends paid	(494)	(169)

Coupons on perpetual securities	(65)	(48)

Net cash flows from financing activities	(1,485)	(773)

Net increase / (decrease) in cash and cash equivalents	685	415

1	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.
Five-year schedule of maturities of debt
As at December 31

	2023		2022
Amounts in EUR million	Subordinated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings

Remaining terms less than 1 year	-	-	-	499

Remaining terms 1 - 2 years	-	-	-	-

Remaining terms 2 - 3 years	-	-	-	-

Remaining terms 3 - 4 years	-	-	-	-

Remaining terms 4 - 5 years	-	-	-	-

Remaining terms longer than 5 years	1,418	745	1,442	727

At December 31	1,418	745	1,442	1,226
Remittances from and capital contributions to business units
During 2023, Aegon received EUR 1.0 billion of remittances from its business units the Americas, United Kingdom, International, and Asset Management, as well as dividend from a.s.r. Aegon spent EUR 0.1 billion on capital contributions to International and Asset Management.
During 2022, Aegon received EUR 1.0 billion of remittances from its business units from the Americas, the Netherlands, United Kingdom, International, and Asset Management. Aegon spent EUR 0.1 billion on capital contributions, mainly on International.